Commitments and Contingencies (Tables)	3 Months Ended	6 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Purchase Commitment

The total future minimum purchase commitment under a non-cancellable purchase contract as of March 31, 2020 for the next five years and thereafter is as follows:

Twelve months ending March 31,	Minimum purchase
2021	$693,900
2022	693,900
2023	693,900
2024	693,900
2025	693,900
Thereafter	1,908,225
Total minimum purchase commitments required	$5,377,725

Purchase commitments

The total future minimum purchase commitment under a non-cancellable purchase contract as of December 31, 2019 for the next five years and thereafter is as follows:

Twelve months ending December 31,	Minimum purchase
2020	$693,900
2021	693,900
2022	693,900
2023	693,900
2024	693,900
Thereafter	2,081,700
Total minimum purchase commitments required	$5,551,200

Schedule of Lease Commitments

The Company has entered into an operating lease agreement for an office in Hong Kong. The Company’s commitment for minimum lease payments under these operating leases as of December 31, 2019 for the next two years is as follow:

Twelve months ending December 31,	Minimum lease payment
2020	$17,973
Thereafter	-
Total minimum payments required	$17,973